Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Shares issued price for cash	$ 4.00
Shares issued price for cash	4.00
Shares issued price for cash	$ 4.00
Balance at Dec. 31, 2022	$ 2,897	$ 16,738,031	$ (18,106,288)	$ 1,365,360
Balance, shares at Dec. 31, 2022	28,961,837
Shares issued for cash		10,201		10,201
Share issued for cash, shares	1,250
Net loss			(6,610,119)	(6,610,119)
Shares issued for services	$ 180	7,271,280		7,272,000
Stock Issued During Period, Shares, Issued for Services	1,800,000
PPP loan forgiveness		40,832		40,832
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	(652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	$ (652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Shares issued price for service				$ 4.04
Shares issued price for cash	$ 8.00			$ 8.16
Reverse split adjustment		(9,229)	9,373	$ 145
Shares issued for cash	$ 21	2,558,415		2,558,436
Share issued for cash, shares	212,500
Shares issued for services	$ 28	3,002,890		3,002,918
Shares issued for payable, shares	275,000
Net loss			(5,114,854)	(5,114,854)
Balance at Sep. 30, 2024	$ 3,126	29,612,960	(29,821,888)	(205,802)
Balance, shares at Sep. 30, 2024	31,250,587
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	(652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Reverse split adjustment	$ (1)	1
Shares issued for services	$ 28	3,002,890		3,003,000
Shares issued for payable, shares	30,000
Net loss			(3,753,268)	(3,753,268)
Shares issued for services	$ 21	2,558,415		2,558,500
Stock Issued During Period, Shares, Issued for Services	212,500
Shares issued for services, shares	275,000
Shares issued for payable valued at $5.20	$ 3	155,988		156,000
Shares issued for note settlement valued at $5.20	$ 6	315,080		315,104
Shares issued for note settlement, shares	60,597
Original issue discount for note(s)		(60,001)		(60,001)
Stock Issued During Period, Shares, Reverse Stock Splits	1,101
Balance at Dec. 31, 2024	$ 3,134	30,033,430	(28,469,675)	1,566,889
Balance, shares at Dec. 31, 2024	31,342,285
Balance at Jun. 30, 2024	$ 3,077	24,060,884	(24,880,059)	(816,098)
Balance, shares at Jun. 30, 2024	30,763,087
Reverse split adjustment		(9,229)	9,373	145
Shares issued for cash	$ 21	2,558,415		2,558,436
Share issued for cash, shares	212,500
Shares issued for services	$ 28	3,002,890		3,002,918
Shares issued for payable, shares	275,000
Net loss			(4,951,202)	(4,951,202)
Balance at Sep. 30, 2024	$ 3,126	29,612,960	(29,821,888)	$ (205,802)
Balance, shares at Sep. 30, 2024	31,250,587
Shares issued price for service				$ 12.04
Shares issued price for payable				$ 10.92
Shares issued for payable, shares				30,000
Shares issued for payable valued at $5.20				$ 156,000
Shares issued price for cash				$ 5.20
Shares issued price for service				12.04
Shares issued price for service, one				10.92
Shares issued price for payable				5.20
Shares issued price for note settlement				$ 5.20
Balance at Dec. 31, 2024	$ 3,134	30,033,430	(28,469,675)	$ 1,566,889
Balance, shares at Dec. 31, 2024	31,342,285
Net loss			6,445,111	6,445,111
Balance at Sep. 30, 2025	$ 3,134	30,033,430	(22,024,564)	8,012,000
Balance, shares at Sep. 30, 2025	31,342,285
Balance at Jun. 30, 2025	$ 3,134	30,033,430	(23,848,880)	8,012,000
Balance, shares at Jun. 30, 2025	31,342,285
Net loss			1,824,316	1,824,316
Balance at Sep. 30, 2025	$ 3,134	$ 30,033,430	$ (22,024,564)	$ 8,012,000
Balance, shares at Sep. 30, 2025	31,342,285